Related party transactions	6 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
The group’s significant related parties are its associates, joint ventures, key management personnel and post-employment benefit plans.
There were no transactions with these related parties during the six months ended 31 December 2025 on terms other than those that prevail in arm’s length transactions.